Taxation	12 Months Ended
Mar. 31, 2023
Taxation
Taxation

6. Taxation

This note explains how our Group tax charge arises. The deferred tax section of the note also provides information on our expected future tax charges and sets out the tax assets held across the Group together with our view on whether or not we expect to be able to make use of these in the future.

Accounting policies

Income tax expense represents the sum of the current and deferred taxes.

Current tax payable or recoverable is based on taxable profit for the year. Taxable profit differs from profit as reported in the income statement because some items of income or expense are taxable or deductible in different years or may never be taxable or deductible. The Group’s liability for current tax is calculated using tax rates and laws that have been enacted or substantively enacted by the reporting period date.

The Group recognises provisions for uncertain tax positions when the Group has a present obligation as a result of a past event and management judge that it is probable that there will be a future outflow of economic benefits from the Group to settle the obligation. Uncertain tax positions are assessed and measured on an issue by issue basis within the jurisdictions that we operate either using management’s estimate of the most likely outcome where the issues are binary, or the expected value approach where the issues have a range of possible outcomes. The Group recognises interest on late paid taxes as part of financing costs, and any penalties, if applicable, as part of the income tax expense.

Deferred tax is the tax expected to be payable or recoverable in the future arising from temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. It is accounted for using the statement of financial position liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that temporary differences or taxable profits will be available against which deductible temporary differences can be utilised.

Such assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. Deferred tax liabilities are not recognised to the extent they arise from the initial recognition of non-tax deductible goodwill.

Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint arrangements, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting period date and adjusted to reflect changes in the Group’s assessment that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset realised, based on tax rates that have been enacted or substantively enacted by the reporting period date.

Tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they either relate to income taxes levied by the same taxation authority on either the same taxable entity or on different taxable entities which intend to settle the current tax assets and liabilities on a net basis.

6. Taxation (continued)

Tax is charged or credited to the income statement, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the tax is recognised in other comprehensive income or in equity.

	2023	2022	2021
Income tax expense	€m	€m	€m
United Kingdom corporation tax expense:
Current year	4	22	24
Adjustments in respect of prior years	4	17	3
	8	39	27
Overseas current tax expense/(credit):
Current year	924	993	872
Adjustments in respect of prior years	(26)	81	(30)
	898	1,074	842
Total current tax expense	906	1,113	869
Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	(71)	(791)	(94)
Overseas deferred tax	(354)	1,008	3,089
Total deferred tax (credit)/expense	(425)	217	2,995
Total income tax expense	481	1,330	3,864

Tax charged/(credited) directly to other comprehensive income

	2023	2022	2021
	€m	€m	€m
Current tax	3	–	(17)
Deferred tax	304	648	(1,009)
Total tax charged/(credited) directly to other comprehensive income	307	648	(1,026)

Tax charged/(credited) directly to equity

	2023	2022	2021
	€m	€m	€m
Deferred tax	6	–	(2)
Total tax charged/(credited) directly to equity	6	–	(2)

6. Taxation (continued)

Factors affecting the tax expense for the year

The table below explains the differences between the expected tax expense, being the aggregate of the Group’s geographical split of profits multiplied by the relevant local tax rates and the Group’s total tax expense for each year.

		Re-presented[1]	Re-presented[1]
	2023	2022	2021
	€m	€m	€m
Continuing profit before tax as shown in the consolidated income statement	12,816	4,103	4,347

Aggregated expected income tax expense	3,848	1,231	1,111
Impairment loss with no tax effect	18	–	–
Disposal of Group investments[2]	(2,918)	(8)	(332)
Effect of taxation of associates and joint ventures, reported within profit before tax	(125)	(111)	69
Deferred tax (credit)/charge following revaluation of investments in Luxembourg	(393)	1,455	2,120
Previously unrecognised temporary differences we expect to use in the future, including in Luxembourg	(16)	(708)	(45)
Previously recognised temporary differences and losses we no longer expect to use in the future	–	74	699
Current year temporary differences (including losses) that we currently do not expect to use	207	116	170
Adjustments in respect of prior year tax liabilities	(35)	13	(10)
Impact of tax credits and irrecoverable taxes	80	74	90
Deferred tax on overseas earnings	(6)	2	–
Effect of current year changes in statutory tax rates on deferred tax balances[3]	35	(667)	(45)
Financing costs not (taxable)/deductible for tax purposes	(27)	46	(62)
Revaluation of assets for tax purposes in Turkey and Italy[4]	(338)	(357)	–
Expenses not deductible for tax purposes	151	170	99
Income tax expense	481	1,330	3,864

Notes:

1

Amounts for the years ended 31 March 2022 and 31 March 2021 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2

2023 relates to the change in consolidation status of Vantage Towers and the tax exempt disposals of Vodafone Hungary and Vodafone Ghana. 2021 includes the tax exempt gains relating to the TPG Telecom Limited merger in Australia and Indus Towers Limited in India.

3	2022 includes the increase in future UK tax rate to 25%.
4	2023 relates to a step of assets for tax purposes in Turkey. 2022 relates to step up of assets for tax purposes in Italy and Turkey.

Deferred tax

Analysis of movements in the net deferred tax asset balance during the year:

€m
1 April 2022	18,569
Foreign exchange movements	(59)
Credited the income statement	425
Charged directly to OCI	(304)
Charged directly to equity	(6)
Impact of hyperinflation accounting	(191)
Arising on acquisitions and disposals	111
31 March 2023[1]	18,545

6. Taxation (continued)

Deferred tax assets and liabilities, before offset of balances within countries, are as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred tax
	in income	deferred	deferred tax	amounts	asset/
	statement	tax asset	liability	unrecognised	(liability)
	€m	€m	€m	€m	€m
Accelerated tax depreciation	136	2,761	(1,426)	(47)	1,288
Intangible assets	324	630	(1,495)	15	(850)
Tax losses	(78)	28,035	–	(9,540)	18,495
Treasury related items	2	623	(717)	(588)	(682)
Temporary differences relating to revenue recognition	(40)	19	(705)	–	(686)
Temporary differences relating to leases	216	1,482	(1,054)	(30)	398
Other temporary differences	(135)	938	(296)	(60)	582
31 March 2023[1]	425	34,488	(5,693)	(10,250)	18,545

Analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	19,316
Deferred tax liability	(771)
31 March 2023[1]	18,545

At 31 March 2022, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred tax
	in income	deferred	deferred tax	amounts	asset/
	statement	tax asset	liability	unrecognised	(liability)
	€m	€m	€m	€m	€m
Accelerated tax depreciation	672	2,589	(1,361)	(58)	1,170
Intangible assets	643	666	(1,801)	11	(1,124)
Tax losses	(1,450)	28,977	–	(10,341)	18,636
Treasury related items	(90)	616	(372)	(562)	(318)
Temporary differences relating to revenue recognition	(9)	3	(666)	–	(663)
Temporary differences relating to leases	(3)	1,754	(1,577)	–	177
Other temporary differences	20	1,148	(379)	(78)	691
31 March 2022[1]	(217)	35,753	(6,156)	(11,028)	18,569

At 31 March 2022, analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	19,089
Deferred tax liability	(520)
31 March 2022[1]	18,569

Note:

1	The Group does not discount deferred tax assets. This is in accordance with IAS 12.

Factors affecting the tax charge in future years

The Group’s future tax charge, and effective tax rate, could be affected by several factors including; tax reform in countries around the world, including any arising from the OECD’s or European Commission’s work on the taxation of the digital economy and European Commission initiatives such as the Minimum Tax directive or as a consequence of state aid investigations, future corporate acquisitions and disposals, any restructuring of our businesses and the resolution of open tax issues (see below).

6. Taxation (continued)

The Group is routinely subject to audit by tax authorities in the territories in which it operates. The Group considers each issue on its merits and, where appropriate, holds provisions in respect of the potential tax liability that may arise. As at 31 March 2023, the Group holds provisions for such potential liabilities of €412 million (2022: €463 million). These provisions relate to multiple issues, across the jurisdictions in which the Group operates. The reduction follows the resolution of a number of disputes during the year.

As the tax impact of a transaction can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process, the amount ultimately paid may differ materially from the amount accrued and could therefore affect the Group’s overall profitability and cash flows in future periods. See Note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.

The tables below present the gross amount and expiry dates of losses available for carry forward for the year ended 31 March 2023 and the comparative year ended 31 March 2022.

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
31 March 2023	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	15	59	78,967	79,041
Losses for which no deferred tax is recognised	306	15,649	18,321	34,276
	321	15,708	97,288	113,317

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
31 March 2022	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	19	259	79,848	80,126
Losses for which no deferred tax is recognised	334	13,162	23,928	37,424
	353	13,421	103,776	117,550

Deferred tax assets on losses in Luxembourg

Included in the table above are losses of €65,232 million (2022: €65,348 million) that have arisen in Luxembourg companies. A deferred tax asset of €16,269 million (2022: €16,298 million) has been recognised in respect of these losses, as we conclude it is probable that the Luxembourg entities will continue to generate taxable profits in the future against which we can utilise these losses. These tax losses principally arose from historical impairments, primarily following the acquisition of the Mannesmann Group in 2000. These losses also arose prior to the 2017 tax reform in Luxembourg and are available to carry forward indefinitely.

In December 2022, the Group undertook an internal restructuring which saw the Luxembourg companies dispose of their investments in the Group’s operating companies. This resulted in the Luxembourg holding companies recording a tax deductible loss on the disposal in the local GAAP financial statements. The investments are valued for the local GAAP financial statements using the Group’s recoverable value calculations (see Note 4 – ‘Impairment losses’) and the carrying values and valuation methodology differs from the goodwill assessment for the Group’s consolidated financial statements.

Losses incurred after the 2017 tax reform in Luxembourg expire after 17 years and are only used after any pre-existing losses. In the year ended 31 March 2023 the Luxembourg companies incurred additional tax losses of €2,608 million following the disposals of their investments in the Group’s operating companies. No deferred tax asset is recognised for these losses on the basis that they are not forecast to be used prior to the expiry of their 17 year life. In a period where pre-existing tax losses are not utilised due to impairments, the forecast utilisation timeframe extends by one year.

Following the restructuring, the losses in Luxembourg are no longer impacted by changes in the value of the Group’s operating companies and the recovery of the deferred tax asset will be driven by the recurring profits of the Luxembourg companies.

These recurring profits are derived from the Group’s internal financing, centralised procurement and international roaming activities. These activities have consistently generated taxable profits of over €1 billion per annum throughout their existence. The Group has reviewed the latest 5 year forecasts for the Luxembourg companies, including their ability to continue to generate income beyond this period. The forecasts consider the impact of the current market conditions on the existing financing activities, including the current view of interest rates, levels of intragroup financing, as well as the future profits generated from the procurement and roaming activities.

6. Taxation (continued)

This assessment also included a review of the commercial structures supporting the profits generated from these activities and considered the factors, under the Group’s control, which could impact the ability of these activities to generate taxable profits. We have assessed that the current structure continues to be sustainable under the tax laws substantively enacted at the balance sheet date and the Group’s intentions to keep these activities in Luxembourg remains unchanged.

Based on the current forecasts, €4,518 million (2022: €3,546 million) of the deferred tax asset is forecast to be used within the next 10 years, and €8,742 million (2022: €6,953 million) used within 20 years. The losses are projected to be fully utilised over the next 35 to 39 years. The decrease in the recovery period over the prior year is principally a result of higher interest rates, driving margins up on existing financing activities. In the year ended 31 March 2022 these same factors also meant the Group recognised €699 million of previously unrecognised deferred tax asset as the forecasts produced at that time, which reflected the same factors discussed above, showed these losses will be used within 60 years. The Group did not previously recognise the asset as the losses were forecast to be used beyond 60 years.

An increase or decrease in the forecast income in Luxembourg in each year of 5%-10% would change the period over which the losses will be fully utilised by 2 to 4 years. The Group uses these different scenarios of forecast income to understand the impact that a change in interest rates or level of debt advanced by the Luxembourg companies could have on the recovery period of the losses.

Any future changes in tax law, including those driven by OECD, EU or domestic tax reforms or the structure of the Group could have a significant effect on the use of the Luxembourg losses, including the period over which these losses can be utilised. The Group has continued to monitor developments relating to OECD’s Pillar 2 rules, including reviewing the administrative guidance published in December 2022 and does not anticipate a significant impact on its ability to continue to use our losses in Luxembourg. On the basis that future changes in tax laws are unknown, the profit forecasts assume that existing tax laws continue.

Based on the above factors the Group concludes that it is probable that the Luxembourg companies will continue to generate taxable profits in the future against which it will use these losses. In addition to the above, €15,925 million (2022; €13,298 million) of the Group’s Luxembourg losses expire after 11-17 years and no deferred tax asset is recognised as they will expire before we can use these losses. The remaining losses do not expire. We also have €9,136 million (2022: €9,136 million) of Luxembourg losses in a former Cable & Wireless Worldwide Group company, for which no deferred tax asset has been recognised as it is uncertain whether these losses will be utilised.

Deferred tax assets on losses in Germany

The Group has tax losses of €12,932 million (2022: €13,955 million) in Germany arising on the write down of investments in Germany in 2000. The losses are available to use against both German federal and trade tax liabilities and they do not expire. A deferred tax asset of €2,021 million (2022: €2,170 million) has been recognised in respect of these losses as we conclude it is probable that the German business will continue to generate taxable profits in the future against which we can utilise these losses. The Group has reviewed the latest forecasts for the German business which incorporate the unsystematic risks of operating in the telecommunications business (see Note 4 ‘Impairment losses’). In the period beyond the 5 year forecast we have reviewed the profits inherent in the terminal period and based on these and our expectations for the German business we believe it is probable the German losses will be fully utilised. Based on the current forecasts the losses will be fully utilised over the next 4 to 9 years. A 5%-10% change in the forecast profits of the German business would alter the utilisation period by 1 year.

Deferred tax assets in Italy

The Group has a recognised deferred tax asset of €425 million (2022: €411 million), including €152 million (2022: €71 million) relating to tax losses in Italy. The Italian business has historically been profitable and is forecasted to return to profitability, absent the tax deductions arising from the revaluation of assets undertaken in the year ended 31 March 2022, in the short term. The Group has reviewed the latest forecasts for the Italian business which incorporate the unsystematic risks of operating in the telecommunications business (see Note 4 ‘Impairment losses’). In the period beyond the 5 year forecast we have reviewed the profits inherent in the terminal period and based on these and our expectations for the Italian business we believe it is probable the Italian losses will be fully utilised.

Deferred tax assets on losses in Spain

The Group has tax losses of €5,130 million (2022: €4,627 million) which are available to offset against the future profits of the Grupo Corporativo ONO business. The losses do not expire, and no deferred tax asset is recognised for these losses due to the trading environment in Spain.

6. Taxation (continued)

Other tax losses

The Group has losses amounting to €2,377 million (2022: €8,444 million) in respect of UK subsidiaries which are only available for offset against future capital gains and since it is uncertain whether these losses will be utilised, no deferred tax asset has been recognised, as in the prior year. The losses reduced following the dissolution of a UK holding company which held capital losses. The remaining losses relate to a number of other jurisdictions across the Group. There are also €2,443 million (2022: €2,365 million) of unrecognised temporary differences relating to treasury items and other items.

Impact of climate risks

The recovery of the Group’s deferred tax assets is dependent on its forecasts of future profitability and the climate related risks have been considered in the Group’s assessment of the recovery of those assets (see Note 4 ‘Impairment losses’). The Group does not expect the climate related risks to have an impact on the ability of Luxembourg to continue to provide the internal financing, procurement, and roaming activities to other members of the Group.

Unremitted earnings

No deferred tax liability has been recognised in respect of a further €26,371 million (2022: €8,599 million) of unremitted earnings of subsidiaries because the Group is able to control the timing of the reversal of the temporary difference, and it is probable that such differences will not reverse in the foreseeable future. It is not practicable to estimate the amount of unrecognised deferred tax liabilities in respect of these unremitted earnings.